As filed with the Securities and Exchange Commission on December 6, 2018

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,008	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,008	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On December 14, 2018, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,008 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 14, 2018, the effectiveness of the registration statement for the iShares Electric Vehicle and Autonomous Driving Exposure ETF (the “Fund”), filed in Post-Effective Amendment No. 1,957 on August 31, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,992	November 13, 2018	November 20, 2018
2,001	November 19, 2018	November 23, 2018
2,003	November 21, 2018	November 30, 2018
2,007	November 29, 2018	December 7, 2018

This Post-Effective Amendment No. 2,008 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,957.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,008 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 6th day of December, 2018.

iSHARES TRUST

By:
Martin Small*
President

Date: December 6, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,008 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: December 6, 2018

John E. Martinez*
Trustee

Date: December 6, 2018

Cecilia H. Herbert*
Trustee

Date: December 6, 2018

Charles A. Hurty*
Trustee

Date: December 6, 2018

John E. Kerrigan*
Trustee

Date: December 6, 2018

Robert S. Kapito*
Trustee

Date: December 6, 2018

Madhav V. Rajan*
Trustee

Date: December 6, 2018

Jane D. Carlin*
Trustee

Date: December 6, 2018

Drew E. Lawton**
Trustee

Date: December 6, 2018

Richard L. Fagnani**
Trustee

Date: December 6, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: December 6, 2018

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 6, 2018

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed June 27, 2017.